Provisions and other liabilities - Asset retirement obligations (ARO) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	$ 19,899
Current portion, reported as trade, other payables and provisions, beginning	1,704
Provisions and other liabilities at the beginning period	21,603
New or increased provisions and other liabilities	1,495
Change in estimates	1,028
Amounts charged against provisions and other liabilities	(2,034)
Effects of change in the discount rate	(5,132)
Reduction due to divestments	(542)
Accretion expenses	449
Reclassification and transfer	795
Currency translation	(1,370)
Provisions and other liabilities at ending period	16,292
Non-current portion - ending period	15,633
Current portion, reported as trade, other payables and provisions, ending	659
Asset retirement obligations [member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	17,279
Current portion, reported as trade, other payables and provisions, beginning	138
Provisions and other liabilities at the beginning period	17,417
New or increased provisions and other liabilities	998
Change in estimates	(255)
Amounts charged against provisions and other liabilities	(204)
Effects of change in the discount rate	(4,920)
Reduction due to divestments	(361)
Accretion expenses	387
Reclassification and transfer	(46)
Currency translation	(1,282)
Provisions and other liabilities at ending period	11,734
Non-current portion - ending period	11,569
Current portion, reported as trade, other payables and provisions, ending	165
Other provisions [Member]
Disclosure of other provisions and other liabilities [line items]
Non-current portion - beginning period	2,620
Current portion, reported as trade, other payables and provisions, beginning	1,566
Provisions and other liabilities at the beginning period	4,186
New or increased provisions and other liabilities	497
Change in estimates	1,283
Amounts charged against provisions and other liabilities	(1,830)
Effects of change in the discount rate	(212)
Reduction due to divestments	(181)
Accretion expenses	62
Reclassification and transfer	841
Currency translation	(88)
Provisions and other liabilities at ending period	4,558
Non-current portion - ending period	4,064
Current portion, reported as trade, other payables and provisions, ending	$ 494